UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22061
Name of Fund:
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2026
Date of reporting period:
03/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock 20/80 Target Allocation Fund

Institutional Shares | BICPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Institutional Shares | BICPX
Semi-Annual Shareholder Report — March 31, 2026
BICPX-03/26-SAR

BlackRock 20/80 Target Allocation Fund

Investor A Shares | BACPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.38%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor A Shares | BACPX
Semi-Annual Shareholder Report — March 31, 2026
BACPX-03/26-SAR

BlackRock 20/80 Target Allocation Fund

Investor C Shares | BCCPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$56(a)	1.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor C Shares | BCCPX
Semi-Annual Shareholder Report — March 31, 2026
BCCPX-03/26-SAR

BlackRock 20/80 Target Allocation Fund

Class K Shares | BKCPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class K Shares | BKCPX
Semi-Annual Shareholder Report — March 31, 2026
BKCPX-03/26-SAR

BlackRock 20/80 Target Allocation Fund

Class R Shares | BRCPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$35(a)	0.69%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$441,174,134
Number of Portfolio Holdings	20
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	77.5%
Equity Funds	22.4%
Short-Term Securities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	17.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	12.1%
iShares U.S. Treasury Bond ETF	10.1%
iShares 10-20 Year Treasury Bond ETF	10.0%
iShares Securitized Income Active ETF	6.1%
iShares Flexible Income Active ETF	6.1%
iShares Core International Aggregate Bond ETF	6.0%
iShares Systematic Bond ETF	5.0%
iShares S&P 500 Value ETF	4.0%
iShares Core S&P 500 ETF	3.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class R Shares | BRCPX
Semi-Annual Shareholder Report — March 31, 2026
BRCPX-03/26-SAR

BlackRock 40/60 Target Allocation Fund

Institutional Shares | BIMPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Institutional Shares | BIMPX
Semi-Annual Shareholder Report — March 31, 2026
BIMPX-03/26-SAR

BlackRock 40/60 Target Allocation Fund

Investor A Shares | BAMPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)	0.41%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor A Shares | BAMPX
Semi-Annual Shareholder Report — March 31, 2026
BAMPX-03/26-SAR

BlackRock 40/60 Target Allocation Fund

Investor C Shares | BCMPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$57(a)	1.15%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor C Shares | BCMPX
Semi-Annual Shareholder Report — March 31, 2026
BCMPX-03/26-SAR

BlackRock 40/60 Target Allocation Fund

Class K Shares | BKMPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Class K Shares | BKMPX
Semi-Annual Shareholder Report — March 31, 2026
BKMPX-03/26-SAR

BlackRock 40/60 Target Allocation Fund

Class R Shares | BRMPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$28(a)	0.57%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$782,852,892
Number of Portfolio Holdings	25
Portfolio Turnover Rate	32%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	42.5%
Short-Term Securities	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	14.0%
iShares 10-20 Year Treasury Bond ETF	9.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.1%
iShares U.S. Treasury Bond ETF	7.1%
International Tilts Master Portfolio	5.9%
iShares Core S&P 500 ETF	5.8%
iShares S&P 500 Value ETF	5.1%
iShares Securitized Income Active ETF	5.1%
iShares S&P 500 Growth ETF	4.8%
iShares Flexible Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 40/60 Target Allocation Fund

Class R Shares | BRMPX

Semi-Annual Shareholder Report — March 31, 2026

BRMPX-03/26-SAR

BlackRock 60/40 Target Allocation Fund

Institutional Shares | BIGPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation Fund

Institutional Shares | BIGPX

Semi-Annual Shareholder Report — March 31, 2026

BIGPX-03/26-SAR

BlackRock 60/40 Target Allocation Fund

Investor A Shares | BAGPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$21(a)	0.42%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor A Shares | BAGPX
Semi-Annual Shareholder Report — March 31, 2026
BAGPX-03/26-SAR

BlackRock 60/40 Target Allocation Fund

Investor C Shares | BCGPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$58(a)	1.16%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor C Shares | BCGPX
Semi-Annual Shareholder Report — March 31, 2026
BCGPX-03/26-SAR

BlackRock 60/40 Target Allocation Fund

Class K Shares | BKGPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class K Shares | BKGPX
Semi-Annual Shareholder Report — March 31, 2026
BKGPX-03/26-SAR

BlackRock 60/40 Target Allocation Fund

Class R Shares | BRGPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$30(a)	0.61%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,022,928,933
Number of Portfolio Holdings	22
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	61.9%
Fixed-Income Funds	35.4%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	11.1%
International Tilts Master Portfolio	9.1%
iShares Core S&P 500 ETF	7.9%
iShares S&P 500 Value ETF	7.3%
iShares S&P 500 Growth ETF	6.7%
iShares Core MSCI Emerging Markets ETF	6.1%
iShares U.S. Equity Factor Rotation Active ETF	6.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	6.1%
iShares 10-20 Year Treasury Bond ETF	6.1%
iShares Securitized Income Active ETF	4.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class R Shares | BRGPX
Semi-Annual Shareholder Report — March 31, 2026
BRGPX-03/26-SAR

BlackRock 80/20 Target Allocation Fund

Institutional Shares | BIAPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Institutional Shares | BIAPX
Semi-Annual Shareholder Report — March 31, 2026
BIAPX-03/26-SAR

BlackRock 80/20 Target Allocation Fund

Investor A Shares | BAAPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$22(a)	0.44%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor A Shares | BAAPX
Semi-Annual Shareholder Report — March 31, 2026
BAAPX-03/26-SAR

BlackRock 80/20 Target Allocation Fund

Investor C Shares | BCAPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$59(a)	1.19%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor C Shares | BCAPX
Semi-Annual Shareholder Report — March 31, 2026
BCAPX-03/26-SAR

BlackRock 80/20 Target Allocation Fund

Class K Shares | BKAPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class K Shares | BKAPX
Semi-Annual Shareholder Report — March 31, 2026
BKAPX-03/26-SAR

BlackRock 80/20 Target Allocation Fund

Class R Shares | BRAPX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$30(a)	0.60%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,354,998,741
Number of Portfolio Holdings	21
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of March 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	82.4%
Fixed-Income Funds	16.0%
Short-Term Securities	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Tilts Master Portfolio	12.2%
iShares Core S&P 500 ETF	11.8%
iShares S&P 500 Value ETF	10.3%
iShares U.S. Equity Factor Rotation Active ETF	9.1%
iShares S&P 500 Growth ETF	8.7%
iShares Core MSCI Emerging Markets ETF	8.1%
BlackRock Total Return Fund, Class K	5.1%
iShares MSCI U.S.A. Quality Factor ETF	4.1%
iShares 10-20 Year Treasury Bond ETF	4.0%
iShares Large Cap Core Active ETF	4.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class R Shares | BRAPX
Semi-Annual Shareholder Report — March 31, 2026
BRAPX-03/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

March 31, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds II
●BlackRock 20/80 Target Allocation Fund
●BlackRock 40/60 Target Allocation Fund
●BlackRock 60/40 Target Allocation Fund
●BlackRock 80/20 Target Allocation Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Schedule of Investments (unaudited)
March 31, 2026
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 22.4%
International Tilts Master Portfolio	$ 8,980,923	$ 8,980,923
iShares Core MSCI Emerging Markets ETF	189,312	13,204,512
iShares Core S&P 500 ETF	25,500	16,656,855
iShares MSCI Global Gold Miners ETF	52,946	4,181,675
iShares S&P 500 Growth ETF	112,689	12,746,253
iShares S&P 500 Value ETF	84,385	17,817,893
iShares U.S. Aerospace & Defense ETF	37,400	8,181,250
iShares U.S. Equity Factor Rotation Active ETF	152,103	8,849,352
iShares U.S. Thematic Rotation Active ETF	230,370	8,344,001
		98,962,714
Fixed-Income Funds — 77.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,522,050	53,177,338
BlackRock Total Return Fund, Class K	7,604,720	75,286,732
iShares 10-20 Year Treasury Bond ETF	440,222	44,339,160
iShares Convertible Bond ETF	88,377	8,995,895
iShares Core International Aggregate Bond ETF	525,193	26,280,658
iShares Core Universal USD Bond ETF	292,590	13,514,732
iShares Flexible Income Active ETF	516,694	26,831,920
iShares Securitized Income Active ETF	540,101	26,904,699
iShares Systematic Bond ETF	249,800	22,232,200
iShares U.S. Treasury Bond ETF	1,943,800	44,532,458
		342,095,792
Total Long-Term Investments — 100.0% (Cost: $426,706,738)		441,058,506

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(a)(b)	468,122	$ 468,122
Total Short-Term Securities — 0.1% (Cost: $468,122)		468,122
Total Investments — 100.1% (Cost: $427,174,860)		441,526,628
Liabilities in Excess of Other Assets — (0.1)%		(352,494)
Net Assets — 100.0%		$ 441,174,134

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 14,666,012	$ —	$ (14,663,898)(b)	$ (2,049)	$ (65)	$ —	—	$ 16,476 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	—	468,122 (b)	—	—	—	468,122	468,122	11,122	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,782,526	3,810,902	(2,535,366)	47,868	(928,592)	53,177,338	5,522,050	1,525,896	—
BlackRock Total Return Fund, Class K	75,008,779	4,836,009	(3,491,769)	(31,111)	(1,035,176)	75,286,732	7,604,720	1,794,799	—
Schedules of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
International Tilts Master Portfolio	$ —	$ 8,993,396 (b)(d)	$ —	$ (27,730)	$ 15,257	$ 8,980,923	$8,980,923	$ 23,396	$ —
iShares 0-5 Year TIPS Bond ETF(a)	17,485,308	167,395	(17,570,363)	61,036	(143,376)	—	—	104,391	—
iShares 10- 20 Year Treasury Bond ETF	56,918,865	3,785,778	(15,127,618)	(337,912)	(899,953)	44,339,160	440,222	1,200,710	—
iShares Convertible Bond ETF	13,381,487	5,212,574	(10,062,866)	562,890	(98,190)	8,995,895	88,377	133,577	—
iShares Core International Aggregate Bond ETF	26,311,267	1,843,943	(1,267,501)	(12,244)	(594,807)	26,280,658	525,193	836,755	—
iShares Core MSCI Emerging Markets ETF	9,250,092	3,820,599	(541,487)	49,216	626,092	13,204,512	189,312	215,545	—
iShares Core S&P 500 ETF	18,156,770	8,753,480	(9,734,871)	4,267,814	(4,786,338)	16,656,855	25,500	76,596	—
iShares Core Universal USD Bond ETF	18,270,103	9,449,453	(13,941,240)	(7,345)	(256,239)	13,514,732	292,590	489,609	—
iShares Flexible Income Active ETF	35,044,059	2,666,005	(10,033,124)	(152,816)	(692,204)	26,831,920	516,694	1,006,757	89,929
iShares High Yield Systematic Bond ETF(a)	8,649,706	854,274	(9,261,722)	(218,019)	(24,239)	—	—	298,051	—
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	13,337,166	13,989,772	(27,312,355)	961,060	(975,643)	—	—	328,948	—
iShares MSCI EAFE Value ETF(a)	9,045,538	508,761	(10,315,166)	2,341,195	(1,580,328)	—	—	210,872	—
iShares MSCI Global Gold Miners ETF	—	4,474,471	(1,300,720)	274,384	733,540	4,181,675	52,946	25,171	—
iShares MSCI USA Quality Factor ETF(a)	13,417,972	47,263	(13,243,570)	1,955,642	(2,177,307)	—	—	—	—
iShares S&P 100 ETF(a)	8,726,066	297,577	(8,934,753)	(6,758)	(82,132)	—	—	21,748	—
iShares S&P 500 Growth ETF	13,804,815	457,261	(665,384)	117,278	(967,717)	12,746,253	112,689	26,036	—
iShares S&P 500 Value ETF	13,298,418	8,877,840	(4,849,839)	122,840	368,634	17,817,893	84,385	168,637	—
iShares Securitized Income Active ETF	26,146,470	1,749,611	(862,502)	18,422	(147,302)	26,904,699	540,101	680,845	—
42026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Systematic Bond ETF	$ —	$ 22,254,982	$ —	$ —	$ (22,782)	$ 22,232,200	249,800	$ —	$ —
iShares U.S. Aerospace & Defense ETF	—	8,692,609	—	—	(511,359)	8,181,250	37,400	5,660	—
iShares U.S. Equity Factor Rotation Active ETF	13,725,283	445,821	(5,199,130)	975,412	(1,098,034)	8,849,352	152,103	54,656	—
iShares U.S. Thematic Rotation Active ETF	—	8,792,675	(197,126)	3,000	(254,548)	8,344,001	230,370	6,528	—
iShares U.S. Treasury Bond ETF	—	44,623,817	—	—	(91,359)	44,532,458	1,943,800	—	—
				$ 10,962,073	$ (15,624,167)	$ 441,526,628		$ 9,262,781	$ 89,929

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 432,077,583	$ —	$ —	$ 432,077,583
Short-Term Securities
Money Market Funds	468,122	—	—	468,122
	$ 432,545,705	$ —	$ —	432,545,705
Investments valued at NAV(a)				8,980,923
				$ 441,526,628

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
See notes to financial statements.
Schedules of Investments

Schedule of Investments (unaudited)
March 31, 2026
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 43.2%
BlackRock Technology Opportunities Fund, Class K	199,150	$ 14,613,631
International Tilts Master Portfolio	$ 46,428,556	46,428,556
iShares Core MSCI Emerging Markets ETF	459,493	32,049,637
iShares Core S&P 500 ETF	68,867	44,984,613
iShares Large Cap Core Active ETF	375,352	15,411,953
iShares MSCI Global Gold Miners ETF	96,982	7,659,639
iShares MSCI U.S.A. Momentum Factor ETF(b)	66,193	15,885,658
iShares MSCI U.S.A. Quality Factor ETF	121,211	23,249,482
iShares S&P 500 Growth ETF	330,926	37,431,040
iShares S&P 500 Value ETF	188,953	39,897,426
iShares U.S. Aerospace & Defense ETF	66,532	14,553,875
iShares U.S. Equity Factor Rotation Active ETF	539,607	31,394,335
iShares U.S. Thematic Rotation Active ETF	411,197	14,893,555
		338,453,400
Fixed-Income Funds — 56.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,560,182	63,174,552
BlackRock Total Return Fund, Class K	11,017,597	109,074,208
iShares 10-20 Year Treasury Bond ETF	709,857	71,496,797
iShares Convertible Bond ETF	161,442	16,433,181
iShares Core International Aggregate Bond ETF	616,214	30,835,349
iShares Core Total USD Bond Market ETF	186,917	8,633,696
iShares Flexible Income Active ETF	622,455	32,324,088
iShares Securitized Income Active ETF	797,348	39,719,253
iShares Systematic Bond ETF	177,815	15,825,535
iShares U.S. Treasury Bond ETF	2,423,398	55,520,048
		443,036,707
Total Long-Term Investments — 99.8% (Cost: $731,195,976)		781,490,107

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(a)(c)(d)	15,423,663	$ 15,426,748
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(a)(c)	12,238	12,238
Total Short-Term Securities — 2.0% (Cost: $15,438,986)		15,438,986
Total Investments — 101.8% (Cost: $746,634,962)		796,929,093
Liabilities in Excess of Other Assets — (1.8)%		(14,076,201)
Net Assets — 100.0%		$ 782,852,892

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 38,173,490	$ —	$ (22,743,637)(a)	$ (6,099)	$ 2,994	$ 15,426,748	15,423,663	$ 33,243 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,615,596	—	(1,603,358)(a)	—	—	12,238	12,238	23,465	—
BlackRock Strategic Income Opportunities Portfolio, Class K	60,188,652	6,828,330	(2,783,418)	(14,482)	(1,044,530)	63,174,552	6,560,182	1,833,823	—
BlackRock Technology Opportunities Fund, Class K	16,691,839	1,950,504	(1,859,561)	16,438	(2,185,589)	14,613,631	199,150	221,144	745,457
62026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Total Return Fund, Class K	$ 106,048,630	$ 9,472,434	$ (4,870,981)	$ (54,265)	$ (1,521,610)	$ 109,074,208	11,017,597	$ 2,640,061	$ —
International Tilts Master Portfolio	16,449,265	29,364,424 (a)(c)	—	538,921	75,946	46,428,556	$46,428,556	196,940	—
iShares 0-5 Year TIPS Bond ETF(d)	22,343,124	982,389	(23,214,730)	70,915	(181,698)	—	—	138,260	—
iShares 10-20 Year Treasury Bond ETF	82,836,505	8,599,648	(17,996,449)	(446,093)	(1,496,814)	71,496,797	709,857	1,828,183	—
iShares Convertible Bond ETF	17,080,436	1,091,492	(2,026,137)	139,315	148,075	16,433,181	161,442	139,675	—
iShares Core International Aggregate Bond ETF	29,959,868	2,994,663	(1,391,703)	(32,494)	(694,985)	30,835,349	616,214	996,083	—
iShares Core MSCI Emerging Markets ETF	23,552,161	8,313,356	(1,528,344)	32,410	1,680,054	32,049,637	459,493	519,231	—
iShares Core S&P 500 ETF	47,163,563	17,805,061	(18,651,520)	7,017,893	(8,350,384)	44,984,613	68,867	236,081	—
iShares Core Total USD Bond Market ETF	23,913,231	10,168,584	(25,135,926)	172,379	(484,572)	8,633,696	186,917	610,147	—
iShares Flexible Income Active ETF	45,177,228	4,662,406	(16,397,436)	(280,309)	(837,801)	32,324,088	622,455	1,350,083	121,473
iShares J.P. Morgan USD Emerging Markets Bond ETF(d)	15,015,937	16,989,352	(31,981,871)	1,133,000	(1,156,418)	—	—	387,570	—
iShares Large Cap Core Active ETF	—	15,893,615	(108,838)	(512)	(372,312)	15,411,953	375,352	1,332	—
iShares MSCI EAFE Value ETF(d)	15,981,969	1,360,200	(18,750,047)	6,396,142	(4,988,264)	—	—	384,834	—
iShares MSCI Global Gold Miners ETF	—	8,083,716	(2,268,271)	500,536	1,343,658	7,659,639	96,982	45,430	—
iShares MSCI U.S.A. Momentum Factor ETF	16,643,861	1,037,419	(704,054)	(9,230)	(1,082,338)	15,885,658	66,193	59,376	—
iShares MSCI U.S.A. Quality Factor ETF	38,155,843	2,156,358	(16,454,827)	1,869,011	(2,476,903)	23,249,482	121,211	125,485	—
iShares S&P 100 ETF(d)	37,488,768	2,524,164	(39,569,193)	1,924,892	(2,368,631)	—	—	97,769	—
iShares S&P 500 Growth ETF	39,415,442	2,511,479	(1,943,819)	(4,927)	(2,547,135)	37,431,040	330,926	77,147	—
iShares S&P 500 Value ETF	29,448,946	18,510,954	(9,129,635)	202,170	864,991	39,897,426	188,953	370,615	—
iShares Securitized Income Active ETF	37,392,695	3,556,584	(1,037,700)	(6,583)	(185,743)	39,719,253	797,348	1,018,838	—
iShares Systematic Bond ETF	—	15,949,544	(107,910)	110	(16,209)	15,825,535	177,815	—	—
iShares U.S. Aerospace & Defense ETF	—	15,574,587	(108,383)	(2,715)	(909,614)	14,553,875	66,532	10,090	—
Schedules of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares U.S. Equity Factor Rotation Active ETF	$ 45,231,642	$ 3,107,733	$ (16,483,397)	$ 1,778,662	$ (2,240,305)	$ 31,394,335	539,607	$ 193,868	$ —
iShares U.S. Thematic Rotation Active ETF	—	15,889,221	(545,055)	(1,076)	(449,535)	14,893,555	411,197	11,722	—
iShares U.S. Treasury Bond ETF	—	56,011,540	(377,846)	226	(113,872)	55,520,048	2,423,398	—	—
				$ 20,934,235	$ (31,589,544)	$ 796,929,093		$ 13,550,495	$ 866,930

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 735,061,551	$ —	$ —	$ 735,061,551
Short-Term Securities
Money Market Funds	15,438,986	—	—	15,438,986
	$ 750,500,537	$ —	$ —	750,500,537
Investments valued at NAV(a)				46,428,556
				$ 796,929,093

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
See notes to financial statements.
82026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
March 31, 2026
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 63.6%
BlackRock Technology Opportunities Fund, Class K	1,063,502	$ 78,039,802
International Tilts Master Portfolio	$ 184,421,591	184,421,591
iShares Core MSCI Emerging Markets ETF	1,779,273	124,104,292
iShares Core S&P 500 ETF	243,161	158,835,197
iShares Large Cap Core Active ETF	980,119	40,243,686
iShares MSCI Global Gold Miners ETF	269,784	21,307,540
iShares MSCI U.S.A. Momentum Factor ETF(b)	328,803	78,909,432
iShares MSCI U.S.A. Quality Factor ETF	416,461	79,881,385
iShares S&P 500 Growth ETF	1,203,523	136,130,487
iShares S&P 500 Value ETF	695,099	146,770,154
iShares U.S. Aerospace & Defense ETF	253,251	55,398,656
iShares U.S. Equity Factor Rotation Active ETF	2,127,812	123,796,102
iShares U.S. Thematic Rotation Active ETF	1,604,374	58,110,426
		1,285,948,750
Fixed-Income Funds — 36.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	12,729,503	122,585,116
BlackRock Total Return Fund, Class K	22,732,707	225,053,799
iShares 10-20 Year Treasury Bond ETF	1,216,402	122,516,010
iShares Core International Aggregate Bond ETF	1,228,990	61,498,659
iShares Flexible Income Active ETF	1,178,871	61,218,771
iShares Securitized Income Active ETF	1,659,340	82,658,695
iShares U.S. Treasury Bond ETF	2,680,570	61,411,859
		736,942,909
Total Long-Term Investments — 100.0% (Cost: $1,848,221,501)		2,022,891,659

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(a)(c)(d)	54,567,156	$ 54,578,069
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(a)(c)	1,878,220	1,878,220
Total Short-Term Securities — 2.8% (Cost: $56,456,289)		56,456,289
Total Investments — 102.8% (Cost: $1,904,677,790)		2,079,347,948
Liabilities in Excess of Other Assets — (2.8)%		(56,419,015)
Net Assets — 100.0%		$ 2,022,928,933

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 65,386,730	$ —	$ (10,795,743)(a)	$ (11,301)	$ (1,617)	$ 54,578,069	54,567,156	$ 90,125 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	795,850	1,082,370 (a)	—	—	—	1,878,220	1,878,220	54,752	—
BlackRock Strategic Income Opportunities Portfolio, Class K	118,730,202	9,792,542	(3,917,177)	(37,155)	(1,983,296)	122,585,116	12,729,503	3,486,038	—
Schedules of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$ 84,433,324	$ 6,458,953	$ (1,678,118)	$ 13,657	$ (11,188,014)	$ 78,039,802	1,063,502	$ 1,170,578	$ 3,945,910
BlackRock Total Return Fund, Class K	218,428,070	16,510,944	(6,714,825)	(89,358)	(3,081,032)	225,053,799	22,732,707	5,374,842	—
International Tilts Master Portfolio	63,939,051	117,957,397 (a)(c)	—	2,135,070	390,073	184,421,591	$184,421,591	780,084	—
iShares 10- 20 Year Treasury Bond ETF	137,784,657	4,769,357	(17,269,861)	(142,774)	(2,625,369)	122,516,010	1,216,402	2,736,033	—
iShares Core International Aggregate Bond ETF	58,820,595	6,033,016	(1,983,218)	(39,151)	(1,332,583)	61,498,659	1,228,990	1,896,911	—
iShares Core MSCI Emerging Markets ETF	118,415,722	20,950,109	(23,593,952)	1,520,546	6,811,867	124,104,292	1,779,273	2,326,409	—
iShares Core S&P 500 ETF	164,159,880	65,508,492	(65,993,640)	28,136,670	(32,976,205)	158,835,197	243,161	794,857	—
iShares Core Universal USD Bond ETF(d)	42,083,702	943,073	(42,769,493)	1,125,834	(1,383,116)	—	—	620,966	—
iShares Flexible Income Active ETF	58,832,915	5,794,132	(1,908,923)	(29,500)	(1,469,853)	61,218,771	1,178,871	1,715,032	153,340
iShares J.P. Morgan USD Emerging Markets Bond ETF(d)	38,930,901	41,380,868	(80,268,109)	2,887,949	(2,931,609)	—	—	983,622	—
iShares Large Cap Core Active ETF	—	41,437,757	(224,747)	2,923	(972,247)	40,243,686	980,119	3,482	—
iShares MSCI EAFE Value ETF(d)	62,685,908	1,575,789	(67,995,440)	23,963,352	(20,229,609)	—	—	962,568	—
iShares MSCI Global Gold Miners ETF	—	20,437,611	(3,690,006)	827,143	3,732,792	21,307,540	269,784	116,351	—
iShares MSCI U.S.A. Momentum Factor ETF	41,644,403	41,868,877	(1,461,368)	4,163	(3,146,643)	78,909,432	328,803	284,904	—
iShares MSCI U.S.A. Quality Factor ETF	144,785,022	1,893,125	(64,600,372)	7,707,744	(9,904,134)	79,881,385	416,461	429,076	—
iShares S&P 100 ETF(d)	118,264,376	2,012,472	(119,003,683)	7,168,129	(8,441,294)	—	—	300,023	—
102026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares S&P 500 Growth ETF	$ 144,493,027	$ 4,264,343	$ (3,525,865)	$ 226,044	$ (9,327,062)	$ 136,130,487	1,203,523	$ 277,304	$ —
iShares S&P 500 Value ETF	116,465,858	43,634,409	(16,901,782)	387,461	3,184,208	146,770,154	695,099	1,297,532	—
iShares Securitized Income Active ETF	79,132,684	6,083,784	(2,174,652)	(16,151)	(366,970)	82,658,695	1,659,340	2,073,154	—
iShares U.S. Aerospace & Defense ETF	40,709,859	14,576,046	(948,165)	18,302	1,042,614	55,398,656	253,251	38,410	—
iShares U.S. Equity Factor Rotation Active ETF	158,724,376	3,294,417	(36,319,714)	3,805,273	(5,708,250)	123,796,102	2,127,812	706,343	—
iShares U.S. Thematic Rotation Active ETF	—	60,796,290	(931,817)	(3,515)	(1,750,532)	58,110,426	1,604,374	45,459	—
iShares U.S. Treasury Bond ETF	—	62,560,785	(1,022,259)	(1,302)	(125,365)	61,411,859	2,680,570	—	—
				$ 79,560,053	$ (103,783,246)	$ 2,079,347,948		$ 28,564,855	$ 4,099,250

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.
Schedules of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 60/40 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,838,470,068	$ —	$ —	$ 1,838,470,068
Short-Term Securities
Money Market Funds	56,456,289	—	—	56,456,289
	$ 1,894,926,357	$ —	$ —	1,894,926,357
Investments valued at NAV(a)				184,421,591
				$ 2,079,347,948

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
See notes to financial statements.
122026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
March 31, 2026
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 83.8%
BlackRock Technology Opportunities Fund, Class K	1,241,608	$ 91,109,174
International Tilts Master Portfolio	$ 287,581,054	287,581,054
iShares Core MSCI Emerging Markets ETF	2,754,733	192,142,627
iShares Core S&P 500 ETF	426,799	278,789,375
iShares Large Cap Core Active ETF	2,289,911	94,023,746
iShares MSCI Global Gold Miners ETF	315,120	24,888,177
iShares MSCI U.S.A. Momentum Factor ETF(b)	387,908	93,094,041
iShares MSCI U.S.A. Quality Factor ETF	501,422	96,177,754
iShares S&P 500 Growth ETF(b)	1,805,178	204,183,683
iShares S&P 500 Value ETF	1,149,691	242,757,255
iShares U.S. Aerospace & Defense ETF	292,957	64,084,344
iShares U.S. Equity Factor Rotation Active ETF	3,684,200	214,346,756
iShares U.S. Thematic Rotation Active ETF	2,497,769	90,469,193
		1,973,647,179
Fixed-Income Funds — 16.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,855,702	46,760,413
BlackRock Total Return Fund, Class K	12,032,667	119,123,408
iShares 10-20 Year Treasury Bond ETF	936,600	94,334,352
iShares Core International Aggregate Bond ETF	509,460	25,493,378
iShares Core Universal USD Bond ETF	1,068,282	49,343,945
iShares Securitized Income Active ETF	944,480	47,048,516
		382,104,012
Total Long-Term Investments — 100.0% (Cost: $2,075,669,307)		2,355,751,191

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(a)(c)(d)	38,560,206	$ 38,567,918
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(a)(c)	678,815	678,815
Total Short-Term Securities — 1.7% (Cost: $39,246,734)		39,246,733
Total Investments — 101.7% (Cost: $2,114,916,041)		2,394,997,924
Liabilities in Excess of Other Assets — (1.7)%		(39,999,183)
Net Assets — 100.0%		$ 2,354,998,741

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 62,153,903	$ —	$ (23,576,065)(a)	$ (15,022)	$ 5,102	$ 38,567,918	38,560,206	$ 40,955 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	—	678,815 (a)	—	—	—	678,815	678,815	74,488	—
BlackRock Strategic Income Opportunities Portfolio, Class K	44,198,479	4,146,534	(817,493)	(3,961)	(763,146)	46,760,413	4,855,702	1,315,983	—
Schedules of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$ 96,538,657	$ 9,239,309	$ (1,634,987)	$ (64,409)	$ (12,969,396)	$ 91,109,174	1,241,608	$ 1,352,198	$ 4,558,134
BlackRock Total Return Fund, Class K	112,232,581	10,589,602	(2,043,734)	(21,945)	(1,633,096)	119,123,408	12,032,667	2,771,825	—
International Tilts Master Portfolio	94,695,640	189,169,929 (a)(c)	—	3,171,632	543,853	287,581,054	$287,581,054	1,199,641	—
iShares 10- 20 Year Treasury Bond ETF	66,559,656	48,308,818	(19,261,524)	(130,915)	(1,141,683)	94,334,352	936,600	1,173,371	—
iShares Core International Aggregate Bond ETF	26,159,524	1,609,593	(1,658,513)	(22,745)	(594,481)	25,493,378	509,460	852,213	—
iShares Core MSCI Emerging Markets ETF	158,535,425	54,726,673	(33,390,515)	1,920,415	10,350,629	192,142,627	2,754,733	3,530,321	—
iShares Core S&P 500 ETF	302,810,060	81,740,672	(97,727,172)	38,602,723	(46,636,908)	278,789,375	426,799	1,523,252	—
iShares Core Universal USD Bond ETF	112,120,255	5,615,748	(67,335,828)	431,929	(1,488,159)	49,343,945	1,068,282	2,140,960	—
iShares Large Cap Core Active ETF	—	96,619,222	(327,769)	4,263	(2,271,970)	94,023,746	2,289,911	8,129	—
iShares MSCI EAFE Value ETF(d)	94,431,502	82,524,099	(183,220,291)	36,577,092	(30,312,402)	—	—	1,657,415	—
iShares MSCI Global Gold Miners ETF	—	23,947,894	(4,345,058)	922,677	4,362,664	24,888,177	315,120	135,295	—
iShares MSCI U.S.A. Momentum Factor ETF	70,842,261	28,719,478	(1,524,310)	(22,476)	(4,920,912)	93,094,041	387,908	343,380	—
iShares MSCI U.S.A. Quality Factor ETF	211,627,281	5,153,338	(117,203,943)	14,929,456	(18,328,378)	96,177,754	501,422	513,367	—
iShares S&P 100 ETF(d)	181,447,060	7,020,945	(186,384,992)	10,928,397	(13,011,410)	—	—	465,952	—
iShares S&P 500 Growth ETF	211,424,541	10,186,188	(3,691,361)	(42,958)	(13,692,727)	204,183,683	1,805,178	413,401	—
iShares S&P 500 Value ETF	181,567,103	103,567,282	(48,736,696)	1,087,954	5,271,612	242,757,255	1,149,691	2,232,114	—
iShares Securitized Income Active ETF	44,275,304	3,617,535	(628,281)	(2,388)	(213,654)	47,048,516	944,480	1,174,139	—
iShares U.S. Aerospace & Defense ETF	46,546,539	17,207,352	(895,968)	(3,210)	1,229,631	64,084,344	292,957	44,406	—
142026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Equity Factor Rotation Active ETF	$ 250,748,763	$ 11,060,525	$ (43,889,981)	$ 544,047	$ (4,116,598)	$ 214,346,756	3,684,200	$ 1,175,693	$ —
iShares U.S. Thematic Rotation Active ETF	—	94,415,409	(1,170,270)	(12,092)	(2,763,854)	90,469,193	2,497,769	70,622	—
				$ 108,778,464	$ (133,095,283)	$ 2,394,997,924		$ 24,209,120	$ 4,558,134

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 2,068,170,137	$ —	$ —	$ 2,068,170,137
Short-Term Securities
Money Market Funds	39,246,733	—	—	39,246,733
	$ 2,107,416,870	$ —	$ —	2,107,416,870
Investments valued at NAV(a)				287,581,054
				$ 2,394,997,924

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
See notes to financial statements.
Schedules of Investments

Statements of Assets and Liabilities (unaudited)
March 31, 2026

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 441,526,628	$ 796,929,093	$ 2,079,347,948	$ 2,394,997,924
Cash	—	7,621	8,362	15,671
Receivables:
Investments sold	—	1,550,553	—	—
Securities lending income — affiliated	2,577	5,323	14,431	8,236
Capital shares sold	116,097	386,770	824,968	999,470
Dividends — affiliated	509,705	679,246	1,370,312	641,136
From the Manager	28,511	52,152	109,431	159,464
Prepaid expenses	56,443	62,237	67,127	65,288
Total assets	442,239,961	799,672,995	2,081,742,579	2,396,887,189
LIABILITIES
Collateral on securities loaned	—	15,432,478	54,588,707	38,579,676
Payables:
Investments purchased	508,797	685,912	1,373,937	648,942
Administration fees	4,001	26,410	77,896	92,101
Capital shares redeemed	304,489	322,195	1,955,632	1,906,262
Trustees’ and Officer’s fees	1,961	2,221	3,505	3,226
Other accrued expenses	58,476	63,686	69,306	70,238
Other affiliate fees	539	137	2,077	2,589
Professional fees	34,419	34,513	32,988	33,255
Registration fees	4,084	687	470	983
Service and distribution fees	57,968	100,888	216,358	179,949
Transfer agent fees	91,093	150,976	492,770	371,227
Total liabilities	1,065,827	16,820,103	58,813,646	41,888,448
Commitments and contingent liabilities
NET ASSETS	$ 441,174,134	$ 782,852,892	$ 2,022,928,933	$ 2,354,998,741
NET ASSETS CONSIST OF:
Paid-in capital	$ 462,625,089	$ 708,900,185	$ 1,759,261,710	$ 1,956,375,291
Accumulated earnings (loss)	(21,450,955)	73,952,707	263,667,223	398,623,450
NET ASSETS	$ 441,174,134	$ 782,852,892	$ 2,022,928,933	$ 2,354,998,741
(a) Investments at cost — affiliated	$ 427,174,860	$ 746,634,962	$ 1,904,677,790	$ 2,114,916,041
(b) Securities loaned at value	$ —	$ 15,726,785	$ 55,591,764	$ 39,294,410

162026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
March 31, 2026
	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE
Institutional
Net assets	$ 78,314,358	$ 196,519,199	$ 495,677,392	$ 922,220,325
Shares outstanding	6,770,652	14,539,210	31,157,514	50,220,507
Net asset value	$ 11.57	$ 13.52	$ 15.91	$ 18.36
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Investor A
Net assets	$ 178,256,319	$ 288,430,270	$ 729,580,069	$ 440,788,858
Shares outstanding	15,678,874	21,605,360	47,026,909	24,706,118
Net asset value	$ 11.37	$ 13.35	$ 15.51	$ 17.84
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Investor C
Net assets	$ 20,167,876	$ 34,886,811	$ 45,032,150	$ 70,952,042
Shares outstanding	1,778,511	2,635,315	2,978,222	4,164,153
Net asset value	$ 11.34	$ 13.24	$ 15.12	$ 17.04
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Class K
Net assets	$ 158,711,026	$ 243,409,874	$ 704,547,353	$ 868,420,213
Shares outstanding	13,720,002	17,991,998	44,290,096	47,278,939
Net asset value	$ 11.57	$ 13.53	$ 15.91	$ 18.37
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Class R
Net assets	$ 5,724,555	$ 19,606,738	$ 48,091,969	$ 52,617,303
Shares outstanding	505,089	1,471,840	3,116,008	2,980,599
Net asset value	$ 11.33	$ 13.32	$ 15.43	$ 17.65
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended March 31, 2026

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
INVESTMENT INCOME
Dividends — affiliated	$ 9,222,909	$ 13,320,312	$ 27,694,646	$ 22,968,524
Securities lending income — affiliated — net	16,476	33,243	90,125	40,955
Net investment income allocated from the affiliated Master Portfolio:
Income	25,170	235,877	933,980	1,432,590
Expenses	(1,774)	(38,937)	(153,896)	(232,949)
Total investment income	9,262,781	13,550,495	28,564,855	24,209,120
EXPENSES
Service and distribution — class specific	344,871	606,475	1,284,335	1,070,510
Transfer agent — class specific	178,009	384,106	991,047	1,317,503
Administration	93,540	165,408	402,234	462,867
Administration — class specific	44,019	79,582	204,921	239,558
Registration	39,572	43,721	48,560	47,456
Professional	33,932	32,475	37,260	36,139
Accounting services	32,567	32,566	32,566	32,566
Printing and postage	8,416	9,538	14,096	14,961
Trustees and Officer	4,114	5,176	8,814	9,924
Custodian	4,032	4,903	8,934	11,456
Miscellaneous	7,704	8,967	12,183	12,707
Total expenses excluding interest expense	790,776	1,372,917	3,044,950	3,255,647
Interest expense	939	151	585	179
Total expenses	791,715	1,373,068	3,045,535	3,255,826
Less:
Administration fees waived	(69,752)	(24,212)	—	—
Administration fees waived by the Manager — class specific	(41,389)	(75,892)	(147,573)	(159,747)
Fees waived and/or reimbursed by the Manager	(111,294)	(137,055)	(276,449)	(121,383)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(58,049)	(183,179)	(404,606)	(798,018)
Total expenses after fees waived and/or reimbursed	511,231	952,730	2,216,907	2,176,678
Net investment income	8,751,550	12,597,765	26,347,948	22,032,442
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	10,989,803	20,395,314	77,424,983	105,606,832
Capital gain distributions from investment companies — affiliated	89,929	866,930	4,099,250	4,558,134
Allocation from the affiliated Master Portfolio	(27,730)	538,921	2,135,070	3,171,632
	11,052,002	21,801,165	83,659,303	113,336,598
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(15,639,424)	(31,665,490)	(104,173,319)	(133,639,136)
Allocation from the affiliated Master Portfolio	15,257	75,946	390,073	543,853
	(15,624,167)	(31,589,544)	(103,783,246)	(133,095,283)
Net realized and unrealized loss	(4,572,165)	(9,788,379)	(20,123,943)	(19,758,685)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,179,385	$ 2,809,386	$ 6,224,005	$ 2,273,757
See notes to financial statements.
182026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 8,751,550	$ 16,487,659	$ 12,597,765	$ 21,620,156
Net realized gain	11,052,002	2,699,041	21,801,165	24,508,277
Net change in unrealized appreciation (depreciation)	(15,624,167)	8,441,056	(31,589,544)	20,765,782
Net increase in net assets resulting from operations	4,179,385	27,627,756	2,809,386	66,894,215
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,558,843)	(2,775,930)	(10,837,326)	(4,421,808)
Investor A	(7,134,102)	(7,247,674)	(15,339,740)	(8,470,792)
Investor C	(665,987)	(748,191)	(1,638,325)	(891,747)
Class K	(6,358,732)	(5,908,549)	(13,069,500)	(6,049,652)
Class R	(246,103)	(211,327)	(1,004,613)	(339,067)
Decrease in net assets resulting from distributions to shareholders	(17,963,767)	(16,891,671)	(41,889,504)	(20,173,066)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,691,289	(8,243,712)	56,859,987	61,319,994
NET ASSETS
Total increase (decrease) in net assets	(2,093,093)	2,492,373	17,779,869	108,041,143
Beginning of period	443,267,227	440,774,854	765,073,023	657,031,880
End of period	$ 441,174,134	$ 443,267,227	$ 782,852,892	$ 765,073,023

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 26,347,948	$ 44,754,743	$ 22,032,442	$ 35,755,484
Net realized gain	83,659,303	101,820,540	113,336,598	96,461,298
Net change in unrealized appreciation (depreciation)	(103,783,246)	66,202,883	(133,095,283)	154,104,039
Net increase in net assets resulting from operations	6,224,005	212,778,166	2,273,757	286,320,821
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(37,287,792)	(27,293,299)	(53,764,411)	(43,024,450)
Investor A	(53,740,102)	(53,722,352)	(24,971,230)	(31,143,421)
Investor C	(3,285,004)	(4,066,664)	(3,878,907)	(5,443,488)
Class K	(53,128,480)	(47,319,389)	(49,840,286)	(52,381,709)
Class R	(3,341,741)	(3,017,000)	(2,724,066)	(2,692,243)
Decrease in net assets resulting from distributions to shareholders	(150,783,119)	(135,418,704)	(135,178,900)	(134,685,311)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	155,105,832	256,142,482	177,174,441	527,408,313
NET ASSETS
Total increase in net assets	10,546,718	333,501,944	44,269,298	679,043,823
Beginning of period	2,012,382,215	1,678,880,271	2,310,729,443	1,631,685,620
End of period	$ 2,022,928,933	$ 2,012,382,215	$ 2,354,998,741	$ 2,310,729,443

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
202026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock 20/80 Target Allocation Fund
Institutional
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 11.94	$ 11.68	$ 10.39	$ 10.31	$ 12.83	$ 12.44
Net investment income(a)	0.25	0.45	0.42	0.37	0.34	0.25
Net realized and unrealized gain (loss)	(0.11)	0.29	1.25	0.07	(2.25)	0.70
Net increase (decrease) from investment operations	0.14	0.74	1.67	0.44	(1.91)	0.95
Distributions(b)
From net investment income	(0.51)	(0.48)	(0.38)	(0.36)	(0.27)	(0.20)
From net realized gain	—	—	—	—	(0.34)	(0.36)
Total distributions	(0.51)	(0.48)	(0.38)	(0.36)	(0.61)	(0.56)
Net asset value, end of period	$ 11.57	$ 11.94	$ 11.68	$ 10.39	$ 10.31	$ 12.83
Total Return(c)
Based on net asset value	1.16%(d)	6.67%	16.37%	4.32%	(15.72)%	7.71%
Ratios to Average Net Assets(e)
Total expenses	0.26%(f)(g)	0.24%	0.26%	0.27%	0.25%	0.25%
Total expenses after fees waived and/or reimbursed	0.04%(f)(g)	0.04%	0.10%	0.11%	0.11%	0.11%
Net investment income	4.23%(f)(g)	3.95%	3.80%	3.51%	2.86%	1.96%
Supplemental Data
Net assets, end of period (000)	$ 78,314	$ 85,387	$ 70,431	$ 76,851	$ 111,382	$ 170,274
Portfolio turnover rate	38%	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock 20/80 Target Allocation Fund (continued)
Investor A
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 11.73	$ 11.48	$ 10.21	$ 10.13	$ 12.63	$ 12.26
Net investment income(a)	0.22	0.41	0.37	0.33	0.29	0.21
Net realized and unrealized gain (loss)	(0.11)	0.28	1.24	0.08	(2.22)	0.68
Net increase (decrease) from investment operations	0.11	0.69	1.61	0.41	(1.93)	0.89
Distributions(b)
From net investment income	(0.47)	(0.44)	(0.34)	(0.33)	(0.23)	(0.16)
From net realized gain	—	—	—	—	(0.34)	(0.36)
Total distributions	(0.47)	(0.44)	(0.34)	(0.33)	(0.57)	(0.52)
Net asset value, end of period	$ 11.37	$ 11.73	$ 11.48	$ 10.21	$ 10.13	$ 12.63
Total Return(c)
Based on net asset value	0.92%(d)	6.32%	16.06%	4.00%	(16.06)%	7.36%
Ratios to Average Net Assets(e)
Total expenses	0.49%(f)(g)	0.50%	0.54%	0.49%	0.48%	0.47%
Total expenses after fees waived and/or reimbursed	0.38%(f)(g)	0.38%	0.44%	0.43%	0.44%	0.43%
Net investment income	3.83%(f)(g)	3.66%	3.47%	3.18%	2.51%	1.65%
Supplemental Data
Net assets, end of period (000)	$ 178,256	$ 182,918	$ 192,547	$ 191,443	$ 216,422	$ 266,615
Portfolio turnover rate	38%	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
222026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock 20/80 Target Allocation Fund (continued)
Investor C
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 11.65	$ 11.37	$ 10.10	$ 10.00	$ 12.46	$ 12.10
Net investment income(a)	0.18	0.33	0.29	0.25	0.21	0.11
Net realized and unrealized gain (loss)	(0.11)	0.28	1.21	0.08	(2.20)	0.68
Net increase (decrease) from investment operations	0.07	0.61	1.50	0.33	(1.99)	0.79
Distributions(b)
From net investment income	(0.38)	(0.33)	(0.23)	(0.23)	(0.13)	(0.07)
From net realized gain	—	—	—	—	(0.34)	(0.36)
Total distributions	(0.38)	(0.33)	(0.23)	(0.23)	(0.47)	(0.43)
Net asset value, end of period	$ 11.34	$ 11.65	$ 11.37	$ 10.10	$ 10.00	$ 12.46
Total Return(c)
Based on net asset value	0.54%(d)	5.60%	15.08%	3.28%	(16.64)%	6.55%
Ratios to Average Net Assets(e)
Total expenses	1.20%(f)(g)	1.20%	1.24%	1.25%	1.20%	1.21%
Total expenses after fees waived and/or reimbursed	1.12%(f)(g)	1.11%	1.19%	1.19%	1.18%	1.18%
Net investment income	3.09%(f)(g)	2.95%	2.73%	2.43%	1.78%	0.91%
Supplemental Data
Net assets, end of period (000)	$ 20,168	$ 21,463	$ 28,042	$ 41,939	$ 55,438	$ 81,679
Portfolio turnover rate	38%	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock 20/80 Target Allocation Fund (continued)
Class K
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 11.95	$ 11.68	$ 10.39	$ 10.31	$ 12.83	$ 12.44
Net investment income(a)	0.25	0.46	0.42	0.37	0.34	0.25
Net realized and unrealized gain (loss)	(0.12)	0.29	1.25	0.08	(2.25)	0.70
Net increase (decrease) from investment operations	0.13	0.75	1.67	0.45	(1.91)	0.95
Distributions(b)
From net investment income	(0.51)	(0.48)	(0.38)	(0.37)	(0.27)	(0.20)
From net realized gain	—	—	—	—	(0.34)	(0.36)
Total distributions	(0.51)	(0.48)	(0.38)	(0.37)	(0.61)	(0.56)
Net asset value, end of period	$ 11.57	$ 11.95	$ 11.68	$ 10.39	$ 10.31	$ 12.83
Total Return(c)
Based on net asset value	1.09%(d)	6.79%	16.39%	4.35%	(15.70)%	7.72%
Ratios to Average Net Assets(e)
Total expenses	0.12%(f)(g)	0.13%	0.15%	0.16%	0.13%	0.15%
Total expenses after fees waived and/or reimbursed	0.02%(f)(g)	0.02%	0.08%	0.09%	0.09%	0.09%
Net investment income	4.16%(f)(g)	4.01%	3.81%	3.51%	2.93%	1.98%
Supplemental Data
Net assets, end of period (000)	$ 158,711	$ 147,799	$ 142,689	$ 108,105	$ 79,172	$ 70,002
Portfolio turnover rate	38%	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
242026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock 20/80 Target Allocation Fund (continued)
Class R
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 11.68	$ 11.43	$ 10.17	$ 10.09	$ 12.58	$ 12.20
Net investment income(a)	0.21	0.38	0.34	0.30	0.26	0.17
Net realized and unrealized gain (loss)	(0.12)	0.27	1.23	0.08	(2.22)	0.69
Net increase (decrease) from investment operations	0.09	0.65	1.57	0.38	(1.96)	0.86
Distributions(b)
From net investment income	(0.44)	(0.40)	(0.31)	(0.30)	(0.19)	(0.12)
From net realized gain	—	—	—	—	(0.34)	(0.36)
Total distributions	(0.44)	(0.40)	(0.31)	(0.30)	(0.53)	(0.48)
Net asset value, end of period	$ 11.33	$ 11.68	$ 11.43	$ 10.17	$ 10.09	$ 12.58
Total Return(c)
Based on net asset value	0.75%(d)	5.98%	15.69%	3.73%	(16.31)%	7.07%
Ratios to Average Net Assets(e)
Total expenses	0.77%(f)(g)	0.77%	0.77%	0.79%	0.77%	0.77%
Total expenses after fees waived and/or reimbursed	0.69%(f)(g)	0.67%	0.72%	0.74%	0.74%	0.73%
Net investment income	3.58%(f)(g)	3.38%	3.20%	2.87%	2.22%	1.37%
Supplemental Data
Net assets, end of period (000)	$ 5,725	$ 5,700	$ 7,066	$ 6,509	$ 6,833	$ 7,585
Portfolio turnover rate	38%	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 40/60 Target Allocation Fund
Institutional
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 14.21	$ 13.41	$ 11.52	$ 10.96	$ 13.89	$ 12.86
Net investment income(a)	0.23	0.43	0.40	0.36	0.36	0.25
Net realized and unrealized gain (loss)	(0.14)	0.81	1.85	0.54	(2.43)	1.38
Net increase (decrease) from investment operations	0.09	1.24	2.25	0.90	(2.07)	1.63
Distributions(b)
From net investment income	(0.47)	(0.44)	(0.36)	(0.34)	(0.30)	(0.18)
From net realized gain	(0.31)	—	—	—	(0.56)	(0.42)
Total distributions	(0.78)	(0.44)	(0.36)	(0.34)	(0.86)	(0.60)
Net asset value, end of period	$ 13.52	$ 14.21	$ 13.41	$ 11.52	$ 10.96	$ 13.89
Total Return(c)
Based on net asset value	0.52%(d)	9.56%	19.88%	8.31%	(16.08)%	12.91%
Ratios to Average Net Assets(e)
Total expenses	0.27%(f)(g)	0.26%	0.27%	0.26%	0.27%	0.26%
Total expenses after fees waived and/or reimbursed	0.07%(f)(g)	0.06%	0.10%	0.10%	0.11%	0.11%
Net investment income	3.34%(f)(g)	3.24%	3.19%	3.13%	2.80%	1.84%
Supplemental Data
Net assets, end of period (000)	$ 196,519	$ 185,229	$ 145,964	$ 135,752	$ 149,551	$ 233,289
Portfolio turnover rate	32%	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
262026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 40/60 Target Allocation Fund (continued)
Investor A
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 14.03	$ 13.24	$ 11.38	$ 10.83	$ 13.73	$ 12.73
Net investment income(a)	0.21	0.39	0.35	0.32	0.31	0.20
Net realized and unrealized gain (loss)	(0.16)	0.79	1.83	0.53	(2.39)	1.36
Net increase (decrease) from investment operations	0.05	1.18	2.18	0.85	(2.08)	1.56
Distributions(b)
From net investment income	(0.42)	(0.39)	(0.32)	(0.30)	(0.26)	(0.14)
From net realized gain	(0.31)	—	—	—	(0.56)	(0.42)
Total distributions	(0.73)	(0.39)	(0.32)	(0.30)	(0.82)	(0.56)
Net asset value, end of period	$ 13.35	$ 14.03	$ 13.24	$ 11.38	$ 10.83	$ 13.73
Total Return(c)
Based on net asset value	0.27%(d)	9.23%	19.47%	7.92%	(16.31)%	12.48%
Ratios to Average Net Assets(e)
Total expenses	0.48%(f)(g)	0.49%	0.51%	0.47%	0.48%	0.46%
Total expenses after fees waived and/or reimbursed	0.41%(f)(g)	0.40%	0.44%	0.43%	0.44%	0.44%
Net investment income	3.01%(f)(g)	2.94%	2.85%	2.78%	2.46%	1.51%
Supplemental Data
Net assets, end of period (000)	$ 288,430	$ 297,983	$ 287,736	$ 260,121	$ 259,984	$ 306,177
Portfolio turnover rate	32%	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 40/60 Target Allocation Fund (continued)
Investor C
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 13.86	$ 13.06	$ 11.21	$ 10.66	$ 13.52	$ 12.54
Net investment income(a)	0.16	0.29	0.25	0.23	0.22	0.10
Net realized and unrealized gain (loss)	(0.16)	0.79	1.81	0.52	(2.37)	1.35
Net increase (decrease) from investment operations	—	1.08	2.06	0.75	(2.15)	1.45
Distributions(b)
From net investment income	(0.31)	(0.28)	(0.21)	(0.20)	(0.15)	(0.05)
From net realized gain	(0.31)	—	—	—	(0.56)	(0.42)
Total distributions	(0.62)	(0.28)	(0.21)	(0.20)	(0.71)	(0.47)
Net asset value, end of period	$ 13.24	$ 13.86	$ 13.06	$ 11.21	$ 10.66	$ 13.52
Total Return(c)
Based on net asset value	(0.09)%(d)	8.45%	18.58%	7.08%	(16.93)%	11.68%
Ratios to Average Net Assets(e)
Total expenses	1.19%(f)(g)	1.20%	1.22%	1.23%	1.20%	1.21%
Total expenses after fees waived and/or reimbursed	1.15%(f)(g)	1.14%	1.19%	1.19%	1.18%	1.18%
Net investment income	2.28%(f)(g)	2.22%	2.10%	2.03%	1.73%	0.76%
Supplemental Data
Net assets, end of period (000)	$ 34,887	$ 37,873	$ 45,453	$ 56,748	$ 69,423	$ 95,825
Portfolio turnover rate	32%	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
282026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 40/60 Target Allocation Fund (continued)
Class K
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 14.23	$ 13.42	$ 11.53	$ 10.97	$ 13.90	$ 12.87
Net investment income(a)	0.24	0.44	0.40	0.36	0.36	0.26
Net realized and unrealized gain (loss)	(0.16)	0.81	1.85	0.54	(2.43)	1.37
Net increase (decrease) from investment operations	0.08	1.25	2.25	0.90	(2.07)	1.63
Distributions(b)
From net investment income	(0.47)	(0.44)	(0.36)	(0.34)	(0.30)	(0.18)
From net realized gain	(0.31)	—	—	—	(0.56)	(0.42)
Total distributions	(0.78)	(0.44)	(0.36)	(0.34)	(0.86)	(0.60)
Net asset value, end of period	$ 13.53	$ 14.23	$ 13.42	$ 11.53	$ 10.97	$ 13.90
Total Return(c)
Based on net asset value	0.47%(d)	9.65%	19.88%	8.33%	(16.06)%	12.92%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)(g)	0.12%	0.13%	0.14%	0.13%	0.14%
Total expenses after fees waived and/or reimbursed	0.05%(f)(g)	0.04%	0.08%	0.08%	0.09%	0.09%
Net investment income	3.37%(f)(g)	3.28%	3.21%	3.12%	2.85%	1.87%
Supplemental Data
Net assets, end of period (000)	$ 243,410	$ 224,914	$ 164,750	$ 125,737	$ 89,389	$ 59,411
Portfolio turnover rate	32%	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 40/60 Target Allocation Fund (continued)
Class R
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 13.99	$ 13.20	$ 11.35	$ 10.80	$ 13.70	$ 12.69
Net investment income(a)	0.20	0.36	0.33	0.30	0.29	0.18
Net realized and unrealized gain (loss)	(0.16)	0.80	1.82	0.53	(2.39)	1.36
Net increase (decrease) from investment operations	0.04	1.16	2.15	0.83	(2.10)	1.54
Distributions(b)
From net investment income	(0.40)	(0.37)	(0.30)	(0.28)	(0.24)	(0.11)
From net realized gain	(0.31)	—	—	—	(0.56)	(0.42)
Total distributions	(0.71)	(0.37)	(0.30)	(0.28)	(0.80)	(0.53)
Net asset value, end of period	$ 13.32	$ 13.99	$ 13.20	$ 11.35	$ 10.80	$ 13.70
Total Return(c)
Based on net asset value	0.21%(d)	9.05%	19.26%	7.79%	(16.48)%	12.27%
Ratios to Average Net Assets(e)
Total expenses	0.80%(f)(g)	0.80%	0.79%	0.83%	0.80%	0.80%
Total expenses after fees waived and/or reimbursed	0.57%(f)(g)	0.56%	0.60%	0.60%	0.61%	0.61%
Net investment income	2.86%(f)(g)	2.72%	2.69%	2.59%	2.31%	1.34%
Supplemental Data
Net assets, end of period (000)	$ 19,607	$ 19,074	$ 13,128	$ 12,432	$ 10,805	$ 10,705
Portfolio turnover rate	32%	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
302026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 60/40 Target Allocation Fund
Institutional
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 17.10	$ 16.57	$ 13.79	$ 12.59	$ 16.38	$ 14.43
Net investment income(a)	0.23	0.42	0.40	0.37	0.39	0.26
Net realized and unrealized gain (loss)	(0.13)	1.44	2.83	1.17	(2.97)	2.29
Net increase (decrease) from investment operations	0.10	1.86	3.23	1.54	(2.58)	2.55
Distributions(b)
From net investment income	(0.45)	(0.43)	(0.35)	(0.34)	(0.36)	(0.21)
From net realized gain	(0.84)	(0.90)	(0.10)	—	(0.85)	(0.39)
Total distributions	(1.29)	(1.33)	(0.45)	(0.34)	(1.21)	(0.60)
Net asset value, end of period	$ 15.91	$ 17.10	$ 16.57	$ 13.79	$ 12.59	$ 16.38
Total Return(c)
Based on net asset value	0.42%(d)	12.18%	23.81%	12.36%	(17.30)%	17.94%
Ratios to Average Net Assets(e)
Total expenses	0.25%(f)(g)	0.25%	0.25%	0.22%	0.26%	0.24%
Total expenses after fees waived and/or reimbursed	0.08%(f)(g)	0.08%	0.10%	0.10%	0.10%	0.11%
Net investment income	2.73%(f)(g)	2.65%	2.64%	2.72%	2.61%	1.63%
Supplemental Data
Net assets, end of period (000)	$ 495,677	$ 483,413	$ 369,007	$ 314,277	$ 260,346	$ 296,407
Portfolio turnover rate	28%	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 60/40 Target Allocation Fund (continued)
Investor A
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 16.68	$ 16.20	$ 13.49	$ 12.32	$ 16.05	$ 14.15
Net investment income(a)	0.20	0.36	0.34	0.32	0.33	0.20
Net realized and unrealized gain (loss)	(0.13)	1.39	2.77	1.14	(2.90)	2.25
Net increase (decrease) from investment operations	0.07	1.75	3.11	1.46	(2.57)	2.45
Distributions(b)
From net investment income	(0.40)	(0.37)	(0.30)	(0.29)	(0.31)	(0.16)
From net realized gain	(0.84)	(0.90)	(0.10)	—	(0.85)	(0.39)
Total distributions	(1.24)	(1.27)	(0.40)	(0.29)	(1.16)	(0.55)
Net asset value, end of period	$ 15.51	$ 16.68	$ 16.20	$ 13.49	$ 12.32	$ 16.05
Total Return(c)
Based on net asset value	0.22%(d)	11.76%	23.41%	11.98%	(17.56)%	17.58%
Ratios to Average Net Assets(e)
Total expenses	0.48%(f)(g)	0.49%	0.49%	0.47%	0.45%	0.45%
Total expenses after fees waived and/or reimbursed	0.42%(f)(g)	0.42%	0.44%	0.44%	0.44%	0.44%
Net investment income	2.39%(f)(g)	2.34%	2.29%	2.37%	2.27%	1.28%
Supplemental Data
Net assets, end of period (000)	$ 729,580	$ 728,612	$ 687,425	$ 588,797	$ 564,789	$ 699,130
Portfolio turnover rate	28%	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
322026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 60/40 Target Allocation Fund (continued)
Investor C
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 16.22	$ 15.76	$ 13.13	$ 11.98	$ 15.64	$ 13.79
Net investment income(a)	0.13	0.24	0.22	0.21	0.22	0.08
Net realized and unrealized gain (loss)	(0.12)	1.36	2.69	1.12	(2.84)	2.20
Net increase (decrease) from investment operations	0.01	1.60	2.91	1.33	(2.62)	2.28
Distributions(b)
From net investment income	(0.27)	(0.24)	(0.18)	(0.18)	(0.19)	(0.04)
From net realized gain	(0.84)	(0.90)	(0.10)	—	(0.85)	(0.39)
Total distributions	(1.11)	(1.14)	(0.28)	(0.18)	(1.04)	(0.43)
Net asset value, end of period	$ 15.12	$ 16.22	$ 15.76	$ 13.13	$ 11.98	$ 15.64
Total Return(c)
Based on net asset value	(0.16)%(d)	10.98%	22.44%	11.20%	(18.18)%	16.74%
Ratios to Average Net Assets(e)
Total expenses	1.19%(f)(g)	1.19%	1.19%	1.20%	1.18%	1.20%
Total expenses after fees waived and/or reimbursed	1.16%(f)(g)	1.15%	1.18%	1.19%	1.18%	1.19%
Net investment income	1.64%(f)(g)	1.62%	1.54%	1.62%	1.55%	0.53%
Supplemental Data
Net assets, end of period (000)	$ 45,032	$ 51,897	$ 58,901	$ 67,973	$ 69,416	$ 99,500
Portfolio turnover rate	28%	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 60/40 Target Allocation Fund (continued)
Class K
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 17.10	$ 16.57	$ 13.79	$ 12.59	$ 16.38	$ 14.43
Net investment income(a)	0.23	0.43	0.40	0.37	0.40	0.28
Net realized and unrealized gain (loss)	(0.12)	1.43	2.83	1.17	(2.98)	2.27
Net increase (decrease) from investment operations	0.11	1.86	3.23	1.54	(2.58)	2.55
Distributions(b)
From net investment income	(0.46)	(0.43)	(0.35)	(0.34)	(0.36)	(0.21)
From net realized gain	(0.84)	(0.90)	(0.10)	—	(0.85)	(0.39)
Total distributions	(1.30)	(1.33)	(0.45)	(0.34)	(1.21)	(0.60)
Net asset value, end of period	$ 15.91	$ 17.10	$ 16.57	$ 13.79	$ 12.59	$ 16.38
Total Return(c)
Based on net asset value	0.44%(d)	12.21%	23.84%	12.39%	(17.29)%	17.96%
Ratios to Average Net Assets(e)
Total expenses	0.09%(f)(g)	0.10%	0.09%	0.10%	0.10%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%(f)(g)	0.06%	0.08%	0.08%	0.08%	0.09%
Net investment income	2.74%(f)(g)	2.70%	2.66%	2.72%	2.68%	1.71%
Supplemental Data
Net assets, end of period (000)	$ 704,547	$ 703,663	$ 526,884	$ 356,094	$ 256,326	$ 195,750
Portfolio turnover rate	28%	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
342026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 60/40 Target Allocation Fund (continued)
Class R
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 16.59	$ 16.13	$ 13.44	$ 12.28	$ 16.01	$ 14.12
Net investment income(a)	0.18	0.33	0.31	0.29	0.30	0.17
Net realized and unrealized gain (loss)	(0.13)	1.39	2.76	1.15	(2.90)	2.24
Net increase (decrease) from investment operations	0.05	1.72	3.07	1.44	(2.60)	2.41
Distributions(b)
From net investment income	(0.37)	(0.36)	(0.28)	(0.28)	(0.28)	(0.13)
From net realized gain	(0.84)	(0.90)	(0.10)	—	(0.85)	(0.39)
Total distributions	(1.21)	(1.26)	(0.38)	(0.28)	(1.13)	(0.52)
Net asset value, end of period	$ 15.43	$ 16.59	$ 16.13	$ 13.44	$ 12.28	$ 16.01
Total Return(c)
Based on net asset value	0.12%(d)	11.55%	23.19%	11.81%	(17.76)%	17.31%
Ratios to Average Net Assets(e)
Total expenses	0.80%(f)(g)	0.80%	0.80%	0.79%	0.80%	0.79%
Total expenses after fees waived and/or reimbursed	0.61%(f)(g)	0.61%	0.62%	0.63%	0.63%	0.64%
Net investment income	2.18%(f)(g)	2.15%	2.11%	2.18%	2.06%	1.07%
Supplemental Data
Net assets, end of period (000)	$ 48,092	$ 44,796	$ 36,663	$ 22,113	$ 17,164	$ 16,815
Portfolio turnover rate	28%	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 80/20 Target Allocation Fund
Institutional
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 19.42	$ 18.43	$ 15.06	$ 13.22	$ 17.10	$ 14.16
Net investment income(a)	0.19	0.34	0.33	0.33	0.37	0.24
Net realized and unrealized gain (loss)	(0.12)	2.13	3.72	1.83	(3.22)	3.03
Net increase (decrease) from investment operations	0.07	2.47	4.05	2.16	(2.85)	3.27
Distributions(b)
From net investment income	(0.37)	(0.32)	(0.31)	(0.28)	(0.32)	(0.18)
From net realized gain	(0.76)	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)
Total distributions	(1.13)	(1.48)	(0.68)	(0.32)	(1.03)	(0.33)
Net asset value, end of period	$ 18.36	$ 19.42	$ 18.43	$ 15.06	$ 13.22	$ 17.10
Total Return(c)
Based on net asset value	0.16%(d)	14.45%	27.65%	16.54%	(18.02)%	23.26%
Ratios to Average Net Assets(e)
Total expenses	0.28%(f)(g)	0.26%	0.27%	0.25%	0.30%	0.28%
Total expenses after fees waived and/or reimbursed	0.10%(f)(g)	0.11%	0.09%	0.10%	0.10%	0.10%
Net investment income	1.94%(f)(g)	1.90%	1.95%	2.22%	2.35%	1.45%
Supplemental Data
Net assets, end of period (000)	$ 922,220	$ 910,834	$ 571,836	$ 417,435	$ 325,725	$ 240,529
Portfolio turnover rate	34%	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
362026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 80/20 Target Allocation Fund (continued)
Investor A
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 18.87	$ 17.96	$ 14.68	$ 12.90	$ 16.72	$ 13.85
Net investment income(a)	0.15	0.28	0.26	0.27	0.31	0.18
Net realized and unrealized gain (loss)	(0.11)	2.05	3.65	1.78	(3.15)	2.97
Net increase (decrease) from investment operations	0.04	2.33	3.91	2.05	(2.84)	3.15
Distributions(b)
From net investment income	(0.31)	(0.26)	(0.26)	(0.23)	(0.27)	(0.13)
From net realized gain	(0.76)	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)
Total distributions	(1.07)	(1.42)	(0.63)	(0.27)	(0.98)	(0.28)
Net asset value, end of period	$ 17.84	$ 18.87	$ 17.96	$ 14.68	$ 12.90	$ 16.72
Total Return(c)
Based on net asset value	0.01%(d)	14.01%	27.34%	16.07%	(18.32)%	22.93%
Ratios to Average Net Assets(e)
Total expenses	0.49%(f)(g)	0.51%	0.46%	0.50%	0.50%	0.47%
Total expenses after fees waived and/or reimbursed	0.44%(f)(g)	0.45%	0.43%	0.44%	0.44%	0.44%
Net investment income	1.60%(f)(g)	1.61%	1.62%	1.88%	2.03%	1.10%
Supplemental Data
Net assets, end of period (000)	$ 440,789	$ 445,618	$ 392,981	$ 302,881	$ 255,281	$ 283,943
Portfolio turnover rate	34%	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 80/20 Target Allocation Fund (continued)
Investor C
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 18.01	$ 17.20	$ 14.09	$ 12.38	$ 16.09	$ 13.35
Net investment income(a)	0.08	0.14	0.14	0.16	0.19	0.06
Net realized and unrealized gain (loss)	(0.11)	1.97	3.49	1.71	(3.04)	2.86
Net increase (decrease) from investment operations	(0.03)	2.11	3.63	1.87	(2.85)	2.92
Distributions(b)
From net investment income	(0.18)	(0.14)	(0.15)	(0.12)	(0.15)	(0.03)
From net realized gain	(0.76)	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)
Total distributions	(0.94)	(1.30)	(0.52)	(0.16)	(0.86)	(0.18)
Net asset value, end of period	$ 17.04	$ 18.01	$ 17.20	$ 14.09	$ 12.38	$ 16.09
Total Return(c)
Based on net asset value	(0.36)%(d)	13.17%	26.36%	15.24%	(18.92)%	21.95%
Ratios to Average Net Assets(e)
Total expenses	1.20%(f)(g)	1.21%	1.22%	1.23%	1.20%	1.23%
Total expenses after fees waived and/or reimbursed	1.19%(f)(g)	1.19%	1.18%	1.19%	1.19%	1.19%
Net investment income	0.85%(f)(g)	0.87%	0.87%	1.13%	1.29%	0.36%
Supplemental Data
Net assets, end of period (000)	$ 70,952	$ 75,375	$ 72,113	$ 63,776	$ 56,149	$ 74,750
Portfolio turnover rate	34%	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
382026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 80/20 Target Allocation Fund (continued)
Class K
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 19.43	$ 18.44	$ 15.06	$ 13.22	$ 17.11	$ 14.16
Net investment income(a)	0.19	0.35	0.33	0.33	0.40	0.25
Net realized and unrealized gain (loss)	(0.12)	2.12	3.73	1.83	(3.26)	3.03
Net increase (decrease) from investment operations	0.07	2.47	4.06	2.16	(2.86)	3.28
Distributions(b)
From net investment income	(0.37)	(0.32)	(0.31)	(0.28)	(0.32)	(0.18)
From net realized gain	(0.76)	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)
Total distributions	(1.13)	(1.48)	(0.68)	(0.32)	(1.03)	(0.33)
Net asset value, end of period	$ 18.37	$ 19.43	$ 18.44	$ 15.06	$ 13.22	$ 17.11
Total Return(c)
Based on net asset value	0.18%(d)	14.47%	27.74%	16.55%	(18.05)%	23.35%
Ratios to Average Net Assets(e)
Total expenses	0.09%(f)(g)	0.11%	0.09%	0.10%	0.10%	0.12%
Total expenses after fees waived and/or reimbursed	0.08%(f)(g)	0.09%	0.07%	0.08%	0.08%	0.08%
Net investment income	1.96%(f)(g)	1.98%	1.98%	2.24%	2.56%	1.50%
Supplemental Data
Net assets, end of period (000)	$ 868,420	$ 832,401	$ 561,515	$ 386,972	$ 271,863	$ 148,917
Portfolio turnover rate	34%	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock 80/20 Target Allocation Fund (continued)
Class R
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 18.68	$ 17.80	$ 14.57	$ 12.81	$ 16.61	$ 13.77
Net investment income(a)	0.13	0.25	0.24	0.25	0.28	0.14
Net realized and unrealized gain (loss)	(0.11)	2.03	3.60	1.77	(3.13)	2.96
Net increase (decrease) from investment operations	0.02	2.28	3.84	2.02	(2.85)	3.10
Distributions(b)
From net investment income	(0.29)	(0.24)	(0.24)	(0.22)	(0.24)	(0.11)
From net realized gain	(0.76)	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)
Total distributions	(1.05)	(1.40)	(0.61)	(0.26)	(0.95)	(0.26)
Net asset value, end of period	$ 17.65	$ 18.68	$ 17.80	$ 14.57	$ 12.81	$ 16.61
Total Return(c)
Based on net asset value	(0.09)%(d)	13.83%	27.09%	15.92%	(18.43)%	22.69%
Ratios to Average Net Assets(e)
Total expenses	0.80%(f)(g)	0.81%	0.80%	0.82%	0.82%	0.80%
Total expenses after fees waived and/or reimbursed	0.60%(f)(g)	0.61%	0.59%	0.60%	0.60%	0.60%
Net investment income	1.44%(f)(g)	1.45%	1.45%	1.71%	1.85%	0.87%
Supplemental Data
Net assets, end of period (000)	$ 52,617	$ 46,501	$ 33,241	$ 18,418	$ 11,823	$ 10,224
Portfolio turnover rate	34%	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the Fund’s share of the International Tilts Master Portfolio allocated expenses and/or net investment income.
See notes to financial statements.
402026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1.
ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified
By owning shares of Underlying Funds and investing in a Master Portfolio, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and the Master Portfolios in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and the Master Portfolios may invest in derivatives.
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2026, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities,
422026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
40/60 Target Allocation
Citigroup Global Markets, Inc.	$15,726,785	$(15,425,997)	$—	$300,788
60/40 Target Allocation
Citigroup Global Markets, Inc.	$27,632,929	$(27,104,427)	$—	$528,502
Morgan Stanley	3,887,838	(3,813,480)	—	74,358
TD Securities (USA) LLC	24,070,997	(23,670,800)	—	400,197
	$55,591,764	$(54,588,707)	$—	$1,003,057
80/20 Target Allocation
Citigroup Global Markets, Inc.	$8,291,051	$(8,130,396)	$—	$160,655
Goldman Sachs & Co. LLC	12,804,052	(12,553,880)	—	250,172
J.P. Morgan Securities LLC	656,038	(643,800)	—	12,238
TD Securities (USA) LLC	17,543,269	(17,251,600)	—	291,669
	$39,294,410	$(38,579,676)	$—	$714,734

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.
Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$ 225,446	$ 104,323	$ 15,102	$ 344,871
40/60 Target Allocation	372,788	184,532	49,155	606,475
60/40 Target Allocation	920,621	245,938	117,776	1,284,335
80/20 Target Allocation	567,131	377,885	125,494	1,070,510
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 8,031	$ 18,034	$ 2,086	$ 15,264	$ 604	$ 44,019
40/60 Target Allocation	20,025	29,817	3,691	24,084	1,965	79,582
60/40 Target Allocation	49,956	73,627	4,920	71,711	4,707	204,921
80/20 Target Allocation	93,983	45,346	7,556	87,658	5,015	239,558
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2026, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 573	$ 1,882	$ 357	$ 517	$ 41	$ 3,370
40/60 Target Allocation	775	3,945	612	660	183	6,175
60/40 Target Allocation	2,535	19,014	1,318	556	381	23,804
80/20 Target Allocation	2,157	11,957	1,684	746	471	17,015
For the six months ended March 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 55,890	$ 107,981	$ 8,271	$ 1,320	$ 4,547	$ 178,009
40/60 Target Allocation	167,100	180,321	15,008	2,893	18,784	384,106
60/40 Target Allocation	406,797	509,857	23,912	931	49,550	991,047
80/20 Target Allocation	889,397	330,384	41,396	3,287	53,039	1,317,503
442026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Fees: For the six months ended March 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Amounts
20/80 Target Allocation	$ 13,232
40/60 Target Allocation	15,061
60/40 Target Allocation	23,671
80/20 Target Allocation	30,614
For the six months ended March 31, 2026, affiliates received CDSCs as follows:
Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$ 12	$ 1,771	$ 1,534	$ 1
Investor C	404	3,106	4,176	9,087
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The contractual expense limitations exclude expenses allocated from the Underlying Funds and Master Portfolios in which the Funds invest. The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59
With respect to each Fund, the Manager contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2027. With respect to each Fund, the reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in Class K shares of the BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual financial statements report and (b) 0.06%, divided by the number of days in the calendar year. The reimbursement amount is subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2026, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name	Amounts Waived
20/80 Target Allocation	$ 111,294
40/60 Target Allocation	137,055
60/40 Target Allocation	276,449
80/20 Target Allocation	121,383
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended March 31, 2026, the amounts were as follows:
Fund Name	Amounts Waived
20/80 Target Allocation	$ 69,752
40/60 Target Allocation	24,212
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2026, class specific expense waivers and/or reimbursements are as follows:
	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 8,031	$ 18,034	$ —	$ 15,264	$ 60	$ 41,389
40/60 Target Allocation	20,026	29,817	7	24,077	1,965	75,892
60/40 Target Allocation	49,956	73,627	64	19,219	4,707	147,573
80/20 Target Allocation	93,983	45,346	1,471	13,932	5,015	159,747
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Class R	Total
20/80 Target Allocation	$ 47,856	$ 8,871	$ 1,320	$ 2	$ 58,049
40/60 Target Allocation	147,049	16,415	2,878	16,837	183,179
60/40 Target Allocation	319,604	50,629	—	34,373	404,606
80/20 Target Allocation	712,845	41,440	—	43,733	798,018
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
20/80 Target Allocation	$ 3,035
40/60 Target Allocation	6,757
60/40 Target Allocation	18,355
80/20 Target Allocation	8,927
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
60/40 Target Allocation	$ 1,756,586	$ —	$ —
462026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6.
PURCHASES AND SALES
For the six months ended March 31, 2026, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
20/80 Target Allocation	$ 169,382,872	$ 166,448,473
40/60 Target Allocation	283,003,576	257,237,805
60/40 Target Allocation	601,683,451	566,826,130
80/20 Target Allocation	890,273,205	818,175,387
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of September 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
20/80 Target Allocation	$ (46,917,162)
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
20/80 Target Allocation	$ 429,233,503	$ 16,052,328	$ (3,759,203)	$ 12,293,125
40/60 Target Allocation	747,431,575	54,627,517	(5,129,999)	49,497,518
60/40 Target Allocation	1,904,033,926	185,263,761	(9,949,739)	175,314,022
80/20 Target Allocation	2,112,723,826	290,420,746	(8,146,648)	282,274,098

8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests through their investments in the Underlying Funds and the Master Portfolio in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 03/31/26		Year Ended 09/30/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
20/80 Target Allocation
Institutional
Shares sold	1,061,108	$12,660,538	3,708,800	$41,475,594
Shares issued in reinvestment of distributions	303,765	3,541,905	250,326	2,758,593
Shares redeemed	(1,742,907)	(20,648,680)	(2,840,927)	(32,378,091)
	(378,034)	$(4,446,237)	1,118,199	$11,856,096
Investor A
Shares sold and automatic conversion of shares	1,019,581	$11,884,871	1,747,984	$19,465,898
Shares issued in reinvestment of distributions	604,682	6,935,701	649,275	7,044,634
Shares redeemed	(1,540,626)	(18,001,397)	(3,581,216)	(39,789,926)
	83,637	$819,175	(1,183,957)	$(13,279,394)
Investor C
Shares sold	170,747	$1,988,047	157,460	$1,776,980
Shares issued in reinvestment of distributions	58,063	665,987	69,021	748,191
Shares redeemed and automatic conversion of shares	(292,722)	(3,409,968)	(850,097)	(9,443,537)
	(63,912)	$(755,934)	(623,616)	$(6,918,366)
482026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 03/31/26		Year Ended 09/30/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
20/80 Target Allocation (continued)
Class K
Shares sold	2,150,991	$25,481,410	4,496,422	$50,840,084
Shares issued in reinvestment of distributions	544,536	6,349,291	535,363	5,899,704
Shares redeemed	(1,346,673)	(15,967,288)	(4,874,923)	(55,141,954)
	1,348,854	$15,863,413	156,862	$1,597,834
Class R
Shares sold	116,662	$1,366,566	62,222	$687,924
Shares issued in reinvestment of distributions	21,494	246,103	19,513	211,327
Shares redeemed	(120,971)	(1,401,797)	(212,229)	(2,399,133)
	17,185	$210,872	(130,494)	$(1,499,882)
	1,007,730	$11,691,289	(663,006)	$(8,243,712)
40/60 Target Allocation
Institutional
Shares sold	3,039,374	$43,014,775	6,112,582	$79,292,252
Shares issued in reinvestment of distributions	784,352	10,792,684	340,809	4,393,022
Shares redeemed	(2,317,094)	(32,632,339)	(4,308,050)	(57,212,026)
	1,506,632	$21,175,120	2,145,341	$26,473,248
Investor A
Shares sold and automatic conversion of shares	1,254,705	$17,414,226	2,370,573	$30,944,586
Shares issued in reinvestment of distributions	1,100,696	14,969,468	645,424	8,229,161
Shares redeemed	(1,996,451)	(27,666,094)	(3,509,251)	(45,839,571)
	358,950	$4,717,600	(493,254)	$(6,665,824)
Investor C
Shares sold	161,392	$2,224,652	179,667	$2,318,966
Shares issued in reinvestment of distributions	121,126	1,636,411	70,335	891,140
Shares redeemed and automatic conversion of shares	(380,695)	(5,229,645)	(997,422)	(12,887,908)
	(98,177)	$(1,368,582)	(747,420)	$(9,677,802)
Class K
Shares sold	3,273,076	$46,386,417	7,179,325	$94,992,875
Shares issued in reinvestment of distributions	948,067	13,054,880	468,327	6,041,421
Shares redeemed	(2,038,175)	(28,594,772)	(4,114,679)	(54,380,908)
	2,182,968	$30,846,525	3,532,973	$46,653,388
Class R
Shares sold	130,681	$1,817,415	694,360	$8,851,456
Shares issued in reinvestment of distributions	73,977	1,004,613	26,635	339,067
Shares redeemed	(96,262)	(1,332,704)	(352,276)	(4,653,539)
	108,396	$1,489,324	368,719	$4,536,984
	4,058,769	$56,859,987	4,806,359	$61,319,994
60/40 Target Allocation
Institutional
Shares sold	4,083,155	$68,690,497	11,454,902	$177,371,347
Shares issued in reinvestment of distributions	2,283,332	37,172,643	1,777,369	27,140,430
Shares redeemed	(3,474,678)	(58,056,217)	(7,230,697)	(115,205,488)
	2,891,809	$47,806,923	6,001,574	$89,306,289
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 03/31/26		Year Ended 09/30/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
60/40 Target Allocation (continued)
Investor A
Shares sold and automatic conversion of shares	4,014,418	$65,350,470	4,414,083	$68,478,655
Shares issued in reinvestment of distributions	3,321,163	52,773,281	3,521,894	52,581,877
Shares redeemed	(3,981,097)	(64,850,589)	(6,699,388)	(103,368,899)
	3,354,484	$53,273,162	1,236,589	$17,691,633
Investor C
Shares sold	211,216	$3,368,895	430,850	$6,488,100
Shares issued in reinvestment of distributions	210,829	3,272,058	277,962	4,058,240
Shares redeemed and automatic conversion of shares	(643,643)	(10,270,558)	(1,246,426)	(18,744,521)
	(221,598)	$(3,629,605)	(537,614)	$(8,198,181)
Class K
Shares sold	4,495,141	$75,377,156	14,349,597	$230,211,918
Shares issued in reinvestment of distributions	3,263,420	53,128,480	3,100,877	47,319,389
Shares redeemed	(4,612,406)	(77,510,080)	(8,094,658)	(126,729,357)
	3,146,155	$50,995,556	9,355,816	$150,801,950
Class R
Shares sold	394,789	$6,417,785	802,854	$12,309,929
Shares issued in reinvestment of distributions	211,235	3,341,741	202,892	3,017,000
Shares redeemed	(189,845)	(3,099,730)	(579,058)	(8,786,138)
	416,179	$6,659,796	426,688	$6,540,791
	9,587,029	$155,105,832	16,483,053	$256,142,482
80/20 Target Allocation
Institutional
Shares sold	4,972,260	$96,105,741	23,947,416	$411,051,379
Shares issued in reinvestment of distributions	2,840,492	53,713,707	2,507,307	42,950,167
Shares redeemed	(4,496,173)	(86,718,421)	(10,572,447)	(187,127,840)
	3,316,579	$63,101,027	15,882,276	$266,873,706
Investor A
Shares sold and automatic conversion of shares	1,589,542	$29,808,570	3,431,484	$59,076,583
Shares issued in reinvestment of distributions	1,347,052	24,758,816	1,846,888	30,824,562
Shares redeemed	(1,844,098)	(34,458,912)	(3,549,746)	(60,610,324)
	1,092,496	$20,108,474	1,728,626	$29,290,821
Investor C
Shares sold	382,871	$6,869,330	841,426	$13,901,957
Shares issued in reinvestment of distributions	220,251	3,874,223	339,334	5,436,127
Shares redeemed and automatic conversion of shares	(624,310)	(11,133,919)	(1,188,985)	(19,550,319)
	(21,188)	$(390,366)	(8,225)	$(212,235)
Class K
Shares sold	6,215,576	$120,182,839	16,216,113	$289,756,004
Shares issued in reinvestment of distributions	2,635,658	49,840,286	3,057,893	52,381,709
Shares redeemed	(4,422,919)	(84,723,898)	(6,874,013)	(121,082,881)
	4,428,315	$85,299,227	12,399,993	$221,054,832
502026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 03/31/26		Year Ended 09/30/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
80/20 Target Allocation (continued)
Class R
Shares sold	497,226	$9,243,642	780,783	$13,214,494
Shares issued in reinvestment of distributions	149,614	2,722,983	162,684	2,690,792
Shares redeemed	(155,729)	(2,910,546)	(321,932)	(5,504,097)
	491,111	$9,056,079	621,535	$10,401,189
	9,307,313	$177,174,441	30,624,205	$527,408,313
As of March 31, 2026, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:
Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 9, 2026, the credit agreement was extended until April 2027 under substantially similar terms.
Notes to Financial Statements

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust, as applicable, is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
522026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 22, 2026